Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 8,930,000	$ 8,270,000
Valuation allowance	660,000	816,559
Federal Income Tax [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 30,205,000	$ 28,555,000
Operating loss carryforwards, expiration date	Dec. 31, 2036	Dec. 31, 2035